Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 19 – Leases

As of December 31, 2022 and 2021, the Company has leased three offices, and one office, respectively, which were classified as operating leases. In addition, the Company had two office equipment leases which were classified as finance leases.

The Company occupies various offices under operating lease agreements with a term shorter than twelve months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company recognized lease expense on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognized the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period.

The ROU assets and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 5.25%, which is determined using an incremental borrowing rate with similar term in Singapore.

As of December 31, 2022, the weighted average remaining lease terms of the Company’s operating lease and finance leases are 0.69 years and 2.01 years, respectively.

Operating and finance lease expenses consist of the following:

		For the Year Ended
	Classification	December 31, 2022	December 31, 2021

Operating lease cost
Lease expenses	General and administrative	$114,390	$62,810
Lease expenses – short-term	General and administrative	113,055	143,589
Finance lease cost
Amortization of leased asset	General and administrative	7,948	8,153
Interest on lease liabilities	Other expense -Interest expenses	1,276	1,639
Total lease expenses		$236,669	$216,191

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	December 31, 2022	December 31, 2021

Weighted-average remaining term
Operating lease	0.69 year	1.25 years
Finance leases	2.01 years	3.00 years
Weighted-average discount rate
Operating lease	5.25%	5.25%
Finance leases	5.25%	5.25%

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2022:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2023	$81,522	$8,151	$89,673
Twelve months ending December 31, 2024	-	15,614	15,614
Total lease payments	81,522	23,765	105,287
Less: discount	(1,563)	(1,564)	(3,127)
Present value of lease liabilities	$79,959	$22,201	$102,160

As of December 31, 2022, the Company minimum short term lease payments to be due within one year amounted to $25,075.